Financial assets and liabilities - Changes in liabilities arising from financing activities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Financial assets and liabilities
Net cash flows, current		$ (1,231,695)	$ (633,609)
Net cash flows, non-current		1,374,678	2,273,143
Net cash flows, total		142,983	1,639,534
Accrued Interest, Current		(10,498)	13,698
Accrued interest		(10,498)	13,698
Foreign exchange movement, current		(32,491)	(41,173)
Foreign exchange movement, non-current		231,612	(122,466)
Foreign exchange movement, total		199,121	(163,639)
Reclassification and other, current		747,551	1,534,842
Reclassification and other, non-current		(747,551)	(1,534,842)
Other, Non current		47,058	(36,822)
Other, Total		47,058	(36,822)
Current interest-bearing loans and borrowings, end of the year	$ 78,144	1,558,884	2,086,017
Non-current interest-bearing loans and borrowings, end of the year	$ 190,276	3,795,749	2,889,952
Total liabilities from financing activities, end of the year		$ 5,354,633	$ 4,975,969